Capital Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Capital Stock
12. Capital Stock
The authorized capital stock of Teekay at December 31, 2018, 2017, and 2016, was 25,000,000 shares of Preferred Stock, with a par value of $1 per share, and 725,000,000 shares of Common Stock, with a par value of $0.001 per share. As at December 31, 2018, 100,435,210 shares of Common Stock (2017 – 89,127,041) were issued and outstanding and no shares of Preferred Stock issued.
During 2018, Teekay completed a public offering of 10.0 million common shares priced at $9.75 per share, raising net proceeds of approximately $93.0 million and issued 0.2 million shares of common stock upon the exercise or issuance of stock options, restricted stock units and restricted stock awards. During 2017, Teekay issued 0.1 million shares of common stock upon the exercise or issuance of stock options, restricted stock units and restricted stock awards.
In 2016, Teekay implemented a continuous offering program (or COP) under which Teekay may issue new common stock, at market prices up to a maximum aggregate amount of $50.0 million. During 2018, Teekay sold an aggregate of 1.1 million shares of common stock under the COP, generating net proceeds of $10.7 million. During 2017, Teekay sold an aggregate of 2.9 million shares of common stock under the COP, generating net proceeds of $25.6 million. Teekay used the net proceeds from the issuance of these shares of common stock for general corporate purposes.

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of the Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends.

During 2008, Teekay announced that its Board of Directors had authorized the repurchase of up to $200 million of shares of its Common Stock in the open market, subject to cancellation upon approval by the Board of Directors. As at December 31, 2018, Teekay had repurchased approximately 5.2 million shares of Common Stock for $162.3 million pursuant to such authorization. The total remaining share repurchase authorization at December 31, 2018, was $37.7 million.

On July 2, 2010, the Company amended and restated its Shareholder Rights Agreement (the Rights Agreement), which was originally adopted by the Board of Directors in September 2000. In September 2000, the Board of Directors declared a dividend of one common share purchase right (or a Right) for each outstanding share of the Company’s common stock. These Rights continue to remain outstanding and will not be exercisable and will trade with the shares of the Company’s common stock until after such time, if any, as a person or group becomes an “acquiring person” as set forth in the amended Rights Agreement. A person or group will be deemed to be an “acquiring person,” and the Rights generally will become exercisable, if a person or group acquires 20% or more of the Company’s common stock, or if a person or group commences a tender offer that could result in that person or group owning more than 20% of the Company’s common stock, subject to certain higher thresholds for existing shareholders that owned in excess of 15% of the Company’s common stock when the Rights Agreement was amended. Once exercisable, each Right held by a person other than the “acquiring person” would entitle the holder to purchase, at the then-current exercise price, a number of shares of common stock of the Company having a value of twice the exercise price of the Right. In addition, if the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right. The amended Rights Agreement will expire on July 1, 2020, unless the expiry date is extended or the Rights are earlier redeemed or exchanged by the Company.
Stock-based compensation
In March 2013, the Company adopted the 2013 Equity Incentive Plan (or the 2013 Plan) and suspended the 1995 Stock Option Plan and the 2003 Equity Incentive Plan (collectively referred to as the Plans). As at December 31, 2018, the Company had reserved 5,777,326 (2017 – 5,115,308) shares of Common Stock pursuant to the 2013 Plan, for issuance upon the exercise of options or equity awards granted or to be granted.

During the years ended December 31, 2018, 2017 and 2016, the Company granted options under the 2013 Plan to acquire up to 1,048,916, 732,314 and 916,015 shares of Common Stock, respectively, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2018, expire between March 8, 2019 and March 12, 2028, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2018, 2017, and 2016, are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	3,600	22.96	3,367	29.16	2,800	36.84
Granted	1,052	8.67	732	10.18	916	9.44
Exercised	(2)	9.44	(3)	9.44	—	—
Forfeited / expired	(896)	37.44	(496)	46.27	(349)	38.97
Outstanding – end of year	3,754	15.54	3,600	22.96	3,367	29.16
Exercisable – end of year	1,954	21.35	2,221	29.76	2,271	35.89

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2018, 2017 and 2016, are as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,379	4.44	1,096	4.30	300	8.09
Granted	1,052	4.21	732	4.71	916	3.60
Vested	(609)	4.65	(399)	4.62	(118)	8.48
Forfeited	(22)	3.93	(50)	3.94	(2)	3.60
Outstanding non-vested stock options – end of year	1,800	4.25	1,379	4.44	1,096	4.30

The weighted average grant date fair value for non-vested options forfeited in 2018 was $0.1 million (2017 – $0.2 million, 2016 – $nil).

As of December 31, 2018, there was $2.9 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans. Recognition of this compensation cost over the next three years is expected to be $1.7 million (2019), $1.0 million (2020) and $0.2 million (2021). During the years ended December 31, 2018, 2017, and 2016, the Company recognized $2.8 million, $1.7 million and $1.5 million, respectively, of compensation cost relating to stock options granted under the Plans. No options were exercised during 2016. The intrinsic value of options exercised during 2018 was $nil, during 2017 was $0.03 million and during 2016 was $nil.

As at December 31, 2018, the intrinsic value of outstanding and exercisable stock options was $nil (2017 – $nil). As at December 31, 2018, the weighted-average remaining life of options vested and expected to vest was 6.7 years (2017 – 5.1 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2018 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$5.00 – $9.99	1,878	8.3	9.01	554	7.2	9.44
$10.00 – $19.99	871	6.7	10.48	396	5.0	10.85
$20.00 – $24.99	281	1.2	24.42	281	1.2	24.42
$25.00 – $29.99	350	3.2	27.69	349	3.2	27.69
$30.00 – $34.99	95	3.4	34.43	95	3.4	34.42
$40.00 – $49.99	264	6.2	43.99	264	6.2	43.99
$50.00 – $59.99	15	5.2	56.76	15	5.2	56.76
	3,754	6.7	15.54	1,954	4.8	21.35

The weighted-average grant-date fair value of options granted during 2018 was $4.21 per option (2017 – $4.71, 2016 – $3.60). The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 64.8% in 2018, 62.4% in 2017 and 55.1% in 2016; expected life of 5.5 years in 2018 and 6 years in 2017 and 2016; dividend yield of 2.5% in 2018, 2.5% in 2017 and 3.2% in 2016; risk-free interest rate of 2.6% in 2018, 2.0% in 2017, and 1.3% in 2016; and estimated forfeiture rate of 7.4% in 2018, 7% in 2017 and 7% 2016. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and performance share units to certain eligible officers and employees of the Company. Each restricted stock unit and restricted stock award is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Upon vesting, the value of the restricted stock units and restricted stock awards are paid to each grantee in the form of shares.

During 2018, the Company granted 616,397 restricted stock units with a fair value of $5.3 million to certain of the Company’s employees. During 2018, a total of 563,588 restricted stock units with a market value of $15.2 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 311,124 shares of common stock. During 2017, the Company granted 349,175 restricted stock units with a fair value of $3.6 million, to certain of the Company’s employees. During 2017, a total of 129,106 restricted stock units with a market value of $3.2 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 73,078 shares of common stock. During 2016, the Company granted 238,609 restricted stock units with a fair value of $2.3 million and 311,691 performance share units with a fair value of $3.6 million, based on the quoted market price and a Monte Carlo valuation model, to certain of the Company's employees. During 2016, a total of 98,844 restricted stock units with a market value of $4.3 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 59,518 shares of common stock. For the year ended December 31, 2018, the Company recorded an expense of $3.0 million (2017 - $4.0 million, 2016 - $4.2 million) related to the restricted stock units and performance share units.

During 2018, the Company also granted 79,869 (2017 – 89,387 and 2016 – 67,000) shares as restricted stock awards with a fair value of $0.7 million (2017 – $0.9 million and 2016 – $0.6 million), based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.
Share-based Compensation of Subsidiaries and Equity-Accounted Investments
During the years ended December 31, 2018, 2017 and 2016, 293,770, 56,950 and 76,084 common units of Teekay Offshore, 17,498, 17,345 and 32,723 common units of Teekay LNG and 168,029, nil and 9,358 shares of Class A common stock of Teekay Tankers, with aggregate values of $1.3 million, $0.6 million, and $0.7 million, respectively, were granted and issued to the non-management directors of the general partners of Teekay Offshore and Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2018, 2017 and 2016.

Teekay Offshore, Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Offshore, Teekay LNG and Teekay Tankers. During March 2018, 2017 and 2016, Teekay Offshore and Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 1,424,058, 321,318 and 601,368 units of Teekay Offshore, 62,283, 60,809 and 132,582 units of Teekay LNG and 762,640, 382,437 and 279,980 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $5.8 million, $3.5 million and $4.9 million, respectively, based on Teekay Offshore, Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates.

Each phantom unit or restricted stock unit is equal in value to one of Teekay Offshore’s, Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.

During March 2018, 2017 and 2016, respectively, Teekay Tankers granted 736,327, 486,329 and 216,043 stock options with an exercise price of $1.22, $2.23 and $3.74 per share that have a ten-year term and vest equally over three years from the grant date to an officer of Teekay Tankers and to certain employees at Teekay that provide services to Teekay Tankers. During March 2018 and 2017, respectively, Teekay Tankers also granted 504,097 and 396,412 stock options with an exercise price of $1.22 and $2.23 per share that have a ten-year term and vest immediately to non-management directors of Teekay Tankers.